Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2019	5,600,259
Balance at Dec. 31, 2019	$ 168,008	$ 253,967,708	$ (233,682,015)	$ 20,453,701
Net income (loss)	0	0	3,247,415	3,247,415
Dividends to Series B preferred shares	0	0	(339,069)	(339,069)
Offering expenses	0	(51,140)	0	(51,140)
Share-based compensation	$ 0	60,808	0	60,808
Balance (in shares) at Jun. 30, 2020	5,600,259
Balance at Jun. 30, 2020	$ 168,008	253,977,376	(230,773,669)	23,371,715
Balance (in shares) at Dec. 31, 2020	6,708,946
Balance at Dec. 31, 2020	$ 201,268	257,467,980	(230,333,881)	27,335,367
Net income (loss)	0	0	11,736,326	11,736,326
Dividends to Series B preferred shares	0	0	(255,324)	(255,324)
Offering expenses	0	(87,229)	0	(87,229)
Share-based compensation	0	57,850	0	57,850
Preferred deemed dividend	$ 0	0	(345,423)	(345,423)
Issuance of shares sold at the market (ATM), net of issuance costs (in shares)	82,901
Issuance of shares sold at the market (ATM), net of issuance costs	$ 2,488	741,065	0	743,553
Issuance of shares in connection with the redemption of Series B Preferred Shares (in shares)	453,044
Issuance of shares in connection with the redemption of Series B Preferred Shares	$ 13,591	6,351,673	0	6,365,264
Balance (in shares) at Jun. 30, 2021	7,244,891
Balance at Jun. 30, 2021	$ 217,347	$ 264,531,339	$ (219,198,302)	$ 45,550,384